As filed with Securities and Exchange Commission on April 5, 2024.
Registration Nos. 333-153109/811-04001

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☐
PRE-EFFECTIVE AMENDMENT NO
POST-EFFECTIVE AMENDMENT NO. 21	☒
AND/OR
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☐
AMENDMENT NO. 318	☒

METROPOLITAN LIFE SEPARATE ACCOUNT E
(Exact Name of Registrant)

METROPOLITAN LIFE INSURANCE COMPANY
(Exact Name of Depositor)
200 PARK AVENUE,
NEW YORK, NEW YORK 10166
(Address of depositor’s principal executive offices) (zip code)
(212) 578-9500
(Depositor’s telephone Number, including area code)
Monica Curtis
Executive Vice President and Chief Legal Officer
Metropolitan Life Insurance Company
200 Park Avenue, New York, New York 10116
(Name and address of agent for service)

COPIES TO:
W. Thomas Conner, Esq.,
Carlton Fields,
1025 Thomas Jefferson Street, NW, Suite 400 West,
Washington, DC 20007-5208
Approximate Date of Proposed Public Offering: April 29, 2024

It Is Proposed That The Filing Will Become Effective: (check appropriate box)
☐	immediately upon filing pursuant to paragraph (b)
☒	on April 29, 2024 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485 under the Securities Act.
If appropriate, check the following box:
☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment is being filed pursuant to rule 485(b)(1)(iii) under the Securities Act of 1933, as amended, for the sole purpose of delaying the effective date of Post-Effective Amendment No. 20 (“Amendment No. 20”) to Registration Statement File No. 333-153109 filed pursuant to rule 485(a) under the Securities Act of 1933, as amended, on February 8, 2024. Parts A, B and C were filed in Amendment No. 20 and are incorporated by reference herein.

Signatures
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf, in the in the City of New York, and State of New York, on this 5th day of April, 2024.
Metropolitan Life Separate Account E (Registrant)
By:	Metropolitan Life Insurance Company (Depositor)

By:	/s/ Michael Schmidt
Michael Schmidt
Vice President

Metropolitan Life Insurance Company (Depositor)
By:	/s/ Michael Schmidt
Michael Schmidt
Vice President

Signatures
As required by the Securities Act of 1933, this Amendment to the registration statement has been signed by the following persons, in the capacities indicated, on April 5, 2024.
Signature	Title
*
R. Glenn Hubbard	Chairman of the Board and Director
*
Michel A. Khalaf	President, Chief Executive Officer and Director
*
John D. McCallion	Executive Vice President and Chief Financial Officer
*
Tamara Schock	Executive Vice President and Chief Accounting Officer
*
Cheryl W. Grisé	Director
*
Carlos M. Gutierrez	Director
*
Carla A. Harris	Director
*
Gerald L. Hassell	Director

Laura Hay	Director
*
David L. Herzog	Director
**
Jeh Charles Johnson	Director
*
Edward J. Kelly, III	Director
*
William E. Kennard	Director

Signature	Title
*
Catherine R. Kinney	Director
*
Diana McKenzie	Director
*
Denise M. Morrison	Director
*
Mark A. Weinberger	Director

By:	/s/ Robin Wagner
Robin Wagner Attorney-in-Fact April 5, 2024
*
Metropolitan Life Insurance Company. Executed by Robin Wagner, on behalf of those indicated pursuant to powers of attorney.
**
Metropolitan Life Insurance Company. Executed by Robin Wagner, on behalf of those indicated pursuant to powers of attorney.